Loans and other liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Loans and other liabilities
Schedule of components of loans and other liabilities
(a)	Carrying amounts:

	2024	2023
	US$ in millions
Non-current liabilities
Loans from financial institutions	5.0	15.0
Other loans and liabilities	40.6	47.1
Derivative instruments	14.3	11.5
	59.9	73.6

Current liabilities
Current portion of loans from financial institution	10.0	10.0
Current portion of other loans and liabilities	5.8	6.2
	15.8	16.2

Short-term borrowings	32.0	32.0
	47.8	48.2

Schedule of terms and debt repayment schedule of outstanding loans

Terms and conditions of outstanding loans are as follows:

	December 31, 2024
	Currency	Effective interest (1)	Year of Maturity	Face value	Carrying Amount
				US $ in millions
Long-term loans	US$	6.5%(2)	2025-2030	61.4	61.4
	US$		2025-2034	14.3	14.3
Short-term credit from banks	US$	5.3%	2025	32.0	32.0
				107.7	107.7

	December 31, 2023
	Currency	Effective interest (1)	Year of maturity	Face value	Carrying amount
				US $ in millions
Long-term loans	US$	6.6%(2)	2025-2030	77.0	77.0
Long-term liabilities	US$		2024-2032	12.8	12.8
Short-term credit from banks	US$	6.6%	2024	32.0	32.0
				121.8	121.8

See also Note 8(b) with respect to lease liabilities.

(1)
The effective interest rate is the rate that discounts estimated future cash payments or receipts through the contractual life of the financial instrument to its net carrying amount, and it does not necessarily reflect the contractual interest rate.

(2)	Weighted average.

Schedule of movement in liabilities deriving from financing activities
	Loans and other liabilities	Lease liabilities
Balance as at January 1, 2024	121.8	4,888.8

Changes related to financing cash flows:
Repayment of borrowings and
lease liabilities	(16.2)	(2,066.4)

Additional leases		3,020.0
Lease modifications		85.8
Other changes	2.1	(5.9)

Balance as at December 31, 2024	107.7	5,922.3

	Loans and other liabilities		Lease liabilities
Balance as at January 1, 2023	188.0		4,159.5

Changes related to financing cash flows:
Repayment of borrowings and
lease liabilities	(21.2)		(1,691.9)
Change in short-term loans	(21.0)

Additional leases			2,453.0
Lease modifications			(28.0)
Other changes	(24.0	)(*)	(3.8)

Balance as at December 31, 2023	121.8		4,888.8

(*) Mainly related to expiration of repurchase options in a sale and lease-back transactions accounted as a secured borrowing (see also Note 24(b)).